Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 25, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 30, 2011
Orinda Multi-Manager Hedged Equity Fund (Prospectus Summary) | Orinda Multi-Manager Hedged Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OHEAX
Orinda Multi-Manager Hedged Equity Fund (Prospectus Summary) | Orinda Multi-Manager Hedged Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OHECX
Orinda Multi-Manager Hedged Equity Fund (Prospectus Summary) | Orinda Multi-Manager Hedged Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OHEIX

Orinda Multi-Manager Hedged Equity Fund (Prospectus Summary) | Orinda Multi-Manager Hedged Equity Fund
Orinda Multi-Manager Hedged Equity Fund
Investment Objective
The Orinda Multi-Manager Hedged Equity Fund (the "Fund") seeks to achieve long-term capital appreciation. In pursuing its objective, the Fund looks to emphasize risk-adjusted returns and reduced volatility compared to traditional broad-based equity market indices.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund's
Class A shares. More information about these and other discounts is available from your financial professional and in the "Distribution of Fund Shares"
section on page 45 of the Fund's Prospectus and the "Additional Purchase and
Redemption Information" section on page 38 of the Fund's Statement of Additional
Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Orinda Multi-Manager Hedged Equity Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Orinda Multi-Manager Hedged Equity Fund		Class A	Class C	Class I
Management Fees		2.30%	2.30%	2.30%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Interest and Dividends on Securities Sold Short		0.68%	0.68%	0.68%
Shareholder Servicing Plan Fee		0.13%	0.13%	0.07%
Other Expenses (includes Interest and Dividend Expenses on Securities Sold Short and Shareholder Servicing Plan Fee)	[1]	1.56%	1.56%	1.50%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		4.13%	4.88%	3.82%
Less: Fee Waiver and Expense Reimbursement	[2]	(0.48%)	(0.48%)	(0.48%)
Net Annual Fund Operating Expenses		3.65%	4.40%	3.34%
[1]	Other expenses are based on estimated Fund expenses for the current fiscal year.
[2]	Orinda Asset Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividends on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 2.95%, 3.70% and 2.64% of average daily net assets of the Fund's Class A, Class C and Class I shares, respectively (the "Expense Cap"). The Expense Cap will remain in effect through at least June 30, 2012, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Orinda Multi-Manager Hedged Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	849	1,651
Class C	542	1,424
Class I	337	1,123

If you did not redeem your Class C shares, you would pay the following expenses:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Orinda Multi-Manager Hedged Equity Fund Class C	441	1,424

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies of the Fund
The Fund will attempt to generate enhanced risk-adjusted returns by allocating its assets among a carefully chosen group of experienced hedged equity managers who will serve as sub-advisers ("Sub-Advisers") to the Fund and who will employ various complementary long/short equity investment strategies. The Adviser will engage an experienced specialized alternative investment advisory firm to serve as the Lead Sub-Adviser to assist in the identification and selection of
Sub-Advisers and in the portfolio construction process.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, partnership interests, other investment companies, including exchange-traded funds ("ETFs"), and American Depositary Receipts ("ADRs") and other similar investments, including European Depositary Receipts ("EDRs") and Global Depositary Receipts
("GDRs"). The Fund may invest up to 25% of its net assets in securities purchased on foreign exchanges, which does not include ADRs, EDRs and
GDRs. There is no limitation on the Fund's ability to invest in ADRs, EDRs and
GDRs and therefore the Fund's exposure to foreign securities may be greater than
25% of the Fund's net assets. The Fund may invest up to 10% of its net assets
(out of the 25% which may be invested in foreign securities) in foreign securities of issuers located in emerging markets. The Fund may also invest up to 15% of its net assets in fixed income securities, including sovereign debt, corporate bonds, exchange-traded notes ("ETNs") and debt issued by the U.S.
Government and its agencies. Such fixed income investments may include high-yield or "junk" bonds and generally range in maturity from 2 to 10 years. The Fund may invest up to 10% of its net assets in currencies and forward currency contracts and may also invest without limit in the securities of small-
and medium-sized issuers. The Fund may utilize leverage of no more than 10% of the Fund's total assets as part of the portfolio management process. From time to time, the Fund may invest a significant portion of its assets in the securities of companies in the same sector of the market. The Fund may also invest in the securities of companies in the same sector of the market. The Fund may also invest up to 20% of its net assets in derivatives including futures, options, swaps and forward foreign currency contracts. These instruments may be used to modify or hedge the Fund's exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. Derivative instruments based upon the equity securities described above will be considered equity securities for the purposes of the Fund's 80% investment restriction.

Each Sub-Adviser will be allocated a portion of the Fund's asset to invest.  The
Sub-Advisers will invest in the securities described above based upon their belief that the securities have a strong appreciation potential (long investing, or actually owning a security) or potential to decline in value (short investing, or borrowing a security from a broker and selling it, with the understanding that it must later be bought back (hopefully at a lower price) and returned to the broker). Each Sub-Adviser has complete discretion to invest its portion of the Fund's assets as it deems appropriate, based on its particular philosophy, style, strategies and views. While each Sub-Adviser is subject to the oversight of the Adviser and Lead Sub-Adviser, neither the Adviser nor Lead
Sub-Adviser will attempt to coordinate or manage the day-to-day investments of the Sub-Advisers. In engaging Sub-Advisers to manage the Fund, the Adviser and
Lead Sub-Adviser look to select Sub-Advisers who employ complementary long/short equity investment strategies.

The Lead Sub-Adviser, as part of its portfolio and risk management functions, may elect to directly invest a portion of the Fund's assets. These investments by the Lead Sub-Adviser will typically be made in equity and fixed income securities, futures, options and other instruments to modify the Fund's exposure to a particular investment or market related risk, to hedge the Fund against exposures created in aggregate by the Sub-Advisers, as well as to manage the beta of the Fund. (Beta is a measure of the volatility, or systematic risk, of a security or, in this case, the Fund, in comparison to the market as a whole).
Under normal operating conditions, it is anticipated that on average, 20% of the
Fund's assets would be managed by the Lead Sub-Adviser in accordance with this risk management process.  Overall portfolio risk controls, managed by the Lead
Sub-Adviser, in conjunction with the Adviser, will seek to maintain a moderate beta for the Fund compared to the S&P 500® Index, which, because beta is a measure of volatility, means that the Fund seeks to have less volatility than the S&P 500® Index over a full market cycle.

The Fund will sell (or close a position in) a security when a Sub-Adviser determines that a particular security has achieved its investment expectations or the reasons for maintaining that position are no longer valid, including: (1)
if the Sub-Adviser's view of the business fundamentals or management of the underlying company changes; (2) if a more attractive investment opportunity is found; (3) if general market conditions trigger a change in the Sub-Adviser's assessment criteria; or (4) for other portfolio management reasons.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the
Fund. The following principal risks could affect the value of your investment.

Market Risk. The value of the Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Management Risk. The skill of the Adviser and Sub-Advisers (including the Lead
Sub-Adviser) will play a significant role in the Fund's ability to achieve its investment objective. The Fund's ability to achieve its investment objective depends on the investment skill and ability of the Adviser and Sub-Advisers
(including the Lead Sub-Adviser) and on their ability to correctly identify economic trends.

Multi-Style Management Risk. Because portions of the Fund's assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping security transactions. Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities which may lead to higher transaction expenses compared to a Fund using a single investment management style.

Adviser Potential Conflict of Interest Risk. The Adviser has an arrangement with the Lead Sub-Adviser that requires the Adviser, not the Funds, to pay the Lead
Sub-Adviser in the event the Adviser recommends to the Board that the Lead
Sub-Adviser be terminated without cause. This creates a potential conflict of interest in that the Adviser has an incentive to retain the Lead Sub-Adviser so as to avoid this payment. Regardless of this incentive, the Fund's Board can terminate the Lead Sub-Adviser without regard to this payment.

New Fund Risk. The Adviser has not previously managed a mutual fund. Additionally, although the Adviser will choose Sub-Advisers which it determines to have suitable investment backgrounds and show substantial performance potential, some of these Sub-Advisers may not have extensive track records. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Depositary Receipt Risk. The Fund's equity investments may take the form of depositary receipts. Depositary receipts may be purchased through "sponsored" or
"unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Fund investments in depositary receipts, which include ADRs, GDRs and EDRs, are not deemed to be investments in foreign securities for purposes of the Fund's investment strategy.

Foreign and Emerging Market Securities Risk. Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets.

Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S.
dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency.
Currency markets generally are not as regulated as securities markets.

Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

Derivatives Risk. The Fund's use of derivatives (which may include options, futures, swaps and forward foreign currency contracts) may reduce the Fund's returns and/or increase volatility. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. Inverse ETFs are subject to the risk that their performance will fall as the value of their benchmark indices rises. The Fund also will incur brokerage costs when it purchases ETFs.

Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Government-Sponsored Entities Risk. Securities issued by government-sponsored entities may not be backed by the full faith and credit of the United States.

Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities' markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Leverage and Short Sales Risk. Leverage is the practice of borrowing money to purchase securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) increases the Fund's transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund's performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.orindafunds.com or by calling the Fund toll-free at
1-855-467-4632 (855-4ORINDA).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
Orinda Multi-Manager Hedged Equity Fund (Prospectus Summary) | Orinda Multi-Manager Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Orinda Multi-Manager Hedged Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Orinda Multi-Manager Hedged Equity Fund (the "Fund") seeks to achieve long-term capital appreciation. In pursuing its objective, the Fund looks to emphasize risk-adjusted returns and reduced volatility compared to traditional broad-based equity market indices.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund's
Class A shares. More information about these and other discounts is available from your financial professional and in the "Distribution of Fund Shares"
section on page 45 of the Fund's Prospectus and the "Additional Purchase and
Redemption Information" section on page 38 of the Fund's Statement of Additional
Information ("SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Class C shares, you would pay the following expenses:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will attempt to generate enhanced risk-adjusted returns by allocating its assets among a carefully chosen group of experienced hedged equity managers who will serve as sub-advisers ("Sub-Advisers") to the Fund and who will employ various complementary long/short equity investment strategies. The Adviser will engage an experienced specialized alternative investment advisory firm to serve as the Lead Sub-Adviser to assist in the identification and selection of
Sub-Advisers and in the portfolio construction process.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, partnership interests, other investment companies, including exchange-traded funds ("ETFs"), and American Depositary Receipts ("ADRs") and other similar investments, including European Depositary Receipts ("EDRs") and Global Depositary Receipts
("GDRs"). The Fund may invest up to 25% of its net assets in securities purchased on foreign exchanges, which does not include ADRs, EDRs and
GDRs. There is no limitation on the Fund's ability to invest in ADRs, EDRs and
GDRs and therefore the Fund's exposure to foreign securities may be greater than
25% of the Fund's net assets. The Fund may invest up to 10% of its net assets
(out of the 25% which may be invested in foreign securities) in foreign securities of issuers located in emerging markets. The Fund may also invest up to 15% of its net assets in fixed income securities, including sovereign debt, corporate bonds, exchange-traded notes ("ETNs") and debt issued by the U.S.
Government and its agencies. Such fixed income investments may include high-yield or "junk" bonds and generally range in maturity from 2 to 10 years. The Fund may invest up to 10% of its net assets in currencies and forward currency contracts and may also invest without limit in the securities of small-
and medium-sized issuers. The Fund may utilize leverage of no more than 10% of the Fund's total assets as part of the portfolio management process. From time to time, the Fund may invest a significant portion of its assets in the securities of companies in the same sector of the market. The Fund may also invest in the securities of companies in the same sector of the market. The Fund may also invest up to 20% of its net assets in derivatives including futures, options, swaps and forward foreign currency contracts. These instruments may be used to modify or hedge the Fund's exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. Derivative instruments based upon the equity securities described above will be considered equity securities for the purposes of the Fund's 80% investment restriction.

Each Sub-Adviser will be allocated a portion of the Fund's asset to invest.  The
Sub-Advisers will invest in the securities described above based upon their belief that the securities have a strong appreciation potential (long investing, or actually owning a security) or potential to decline in value (short investing, or borrowing a security from a broker and selling it, with the understanding that it must later be bought back (hopefully at a lower price) and returned to the broker). Each Sub-Adviser has complete discretion to invest its portion of the Fund's assets as it deems appropriate, based on its particular philosophy, style, strategies and views. While each Sub-Adviser is subject to the oversight of the Adviser and Lead Sub-Adviser, neither the Adviser nor Lead
Sub-Adviser will attempt to coordinate or manage the day-to-day investments of the Sub-Advisers. In engaging Sub-Advisers to manage the Fund, the Adviser and
Lead Sub-Adviser look to select Sub-Advisers who employ complementary long/short equity investment strategies.

The Lead Sub-Adviser, as part of its portfolio and risk management functions, may elect to directly invest a portion of the Fund's assets. These investments by the Lead Sub-Adviser will typically be made in equity and fixed income securities, futures, options and other instruments to modify the Fund's exposure to a particular investment or market related risk, to hedge the Fund against exposures created in aggregate by the Sub-Advisers, as well as to manage the beta of the Fund. (Beta is a measure of the volatility, or systematic risk, of a security or, in this case, the Fund, in comparison to the market as a whole).
Under normal operating conditions, it is anticipated that on average, 20% of the
Fund's assets would be managed by the Lead Sub-Adviser in accordance with this risk management process.  Overall portfolio risk controls, managed by the Lead
Sub-Adviser, in conjunction with the Adviser, will seek to maintain a moderate beta for the Fund compared to the S&P 500® Index, which, because beta is a measure of volatility, means that the Fund seeks to have less volatility than the S&P 500® Index over a full market cycle.

The Fund will sell (or close a position in) a security when a Sub-Adviser determines that a particular security has achieved its investment expectations or the reasons for maintaining that position are no longer valid, including: (1)
if the Sub-Adviser's view of the business fundamentals or management of the underlying company changes; (2) if a more attractive investment opportunity is found; (3) if general market conditions trigger a change in the Sub-Adviser's assessment criteria; or (4) for other portfolio management reasons.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the
Fund. The following principal risks could affect the value of your investment.

Market Risk. The value of the Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Management Risk. The skill of the Adviser and Sub-Advisers (including the Lead
Sub-Adviser) will play a significant role in the Fund's ability to achieve its investment objective. The Fund's ability to achieve its investment objective depends on the investment skill and ability of the Adviser and Sub-Advisers
(including the Lead Sub-Adviser) and on their ability to correctly identify economic trends.

Multi-Style Management Risk. Because portions of the Fund's assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping security transactions. Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities which may lead to higher transaction expenses compared to a Fund using a single investment management style.

Adviser Potential Conflict of Interest Risk. The Adviser has an arrangement with the Lead Sub-Adviser that requires the Adviser, not the Funds, to pay the Lead
Sub-Adviser in the event the Adviser recommends to the Board that the Lead
Sub-Adviser be terminated without cause. This creates a potential conflict of interest in that the Adviser has an incentive to retain the Lead Sub-Adviser so as to avoid this payment. Regardless of this incentive, the Fund's Board can terminate the Lead Sub-Adviser without regard to this payment.

New Fund Risk. The Adviser has not previously managed a mutual fund. Additionally, although the Adviser will choose Sub-Advisers which it determines to have suitable investment backgrounds and show substantial performance potential, some of these Sub-Advisers may not have extensive track records. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Depositary Receipt Risk. The Fund's equity investments may take the form of depositary receipts. Depositary receipts may be purchased through "sponsored" or
"unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Fund investments in depositary receipts, which include ADRs, GDRs and EDRs, are not deemed to be investments in foreign securities for purposes of the Fund's investment strategy.

Foreign and Emerging Market Securities Risk. Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets.

Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S.
dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency.
Currency markets generally are not as regulated as securities markets.

Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

Derivatives Risk. The Fund's use of derivatives (which may include options, futures, swaps and forward foreign currency contracts) may reduce the Fund's returns and/or increase volatility. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. Inverse ETFs are subject to the risk that their performance will fall as the value of their benchmark indices rises. The Fund also will incur brokerage costs when it purchases ETFs.

Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Government-Sponsored Entities Risk. Securities issued by government-sponsored entities may not be backed by the full faith and credit of the United States.

Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities' markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Leverage and Short Sales Risk. Leverage is the practice of borrowing money to purchase securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) increases the Fund's transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund's performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.orindafunds.com or by calling the Fund toll-free at
1-855-467-4632 (855-4ORINDA).

Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-855-467-4632
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.orindafunds.com
Orinda Multi-Manager Hedged Equity Fund (Prospectus Summary) | Orinda Multi-Manager Hedged Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-06-30
Orinda Multi-Manager Hedged Equity Fund (Prospectus Summary) | Orinda Multi-Manager Hedged Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-06-30
Orinda Multi-Manager Hedged Equity Fund (Prospectus Summary) | Orinda Multi-Manager Hedged Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-06-30
Orinda Multi-Manager Hedged Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.30%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.68%
Shareholder Servicing Plan Fee	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses (includes Interest and Dividend Expenses on Securities Sold Short and Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.56%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.13%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	849
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,651
Orinda Multi-Manager Hedged Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.30%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.68%
Shareholder Servicing Plan Fee	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses (includes Interest and Dividend Expenses on Securities Sold Short and Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.56%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.88%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	4.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	542
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,424
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	441
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,424
Orinda Multi-Manager Hedged Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.30%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.68%
Shareholder Servicing Plan Fee	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses (includes Interest and Dividend Expenses on Securities Sold Short and Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.50%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.82%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	337
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,123

[1]	Other expenses are based on estimated Fund expenses for the current fiscal year.
[2]	Orinda Asset Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividends on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 2.95%, 3.70% and 2.64% of average daily net assets of the Fund's Class A, Class C and Class I shares, respectively (the "Expense Cap"). The Expense Cap will remain in effect through at least June 30, 2012, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.